Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Changes in goodwill:
Carrying value at beginning of period	$ 969	$ 2,365
Reclassification/Demerger of UK and Europe operations		(1,731)
Additions in the period		299
Exchange differences	(27)	36
Carrying value at end of period	$ 942	$ 969